FAIR VALUE ELECTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value, Option, Aggregate Differences [Abstract]
Schedule of financial instruments selected for changes in fair value gains and losses
The following table presents the changes in fair value of those items for which the fair value option has been elected:

	Changes in fair value—gains (losses) for the years ended December 31,
In millions of dollars	2021	2020
Assets
Securities borrowed and purchased under agreements to resell	$(87)	$—
Trading account assets	59	(136)
Investments	—	—
Loans
Certain corporate loans	(171)	2,486
Certain consumer loans	—	1
Total loans	$(171)	$2,487
Other assets
MSRs	$43	$(204)
Certain mortgage loans HFS(1)	70	299
Total other assets	$113	$95
Total assets	$(86)	$2,446
Liabilities
Interest-bearing deposits	$(118)	$(154)
Securities loaned and sold under agreements to repurchase	66	(559)
Trading account liabilities	17	(1)
Short-term borrowings(2)	675	802
Long-term debt(2)	386	(2,700)
Total liabilities	$1,026	$(2,612)

(1)    Includes gains (losses) associated with interest rate lock commitments for those loans that have been originated and elected under the fair value option.
(2) Includes DVA that is included in AOCI. See Notes 19 and 24.
Schedule of fair value of loans and other disclosures for certain credit related products
The following table provides information about certain credit products carried at fair value:

	December 31, 2021		December 31, 2020
In millions of dollars	Trading assets	Loans	Trading assets	Loans
Carrying amount reported on the Consolidated Balance Sheet	$9,530	$6,082	$8,063	$6,854
Aggregate unpaid principal balance in excess of (less than) fair value	(100)	226	(915)	(14)
Balance of non-accrual loans or loans more than 90 days past due	—	1	—	4
Aggregate unpaid principal balance in excess of (less than) fair value for non-accrual loans or loans more than 90 days past due	—	—	—	—

Schedule of fair value of loans and other disclosures for certain mortgage loans
The following table provides information about certain mortgage loans HFS carried at fair value:

In millions of dollars	December 31, 2021	December 31, 2020
Carrying amount reported on the Consolidated Balance Sheet	$3,035	$1,742
Aggregate fair value in excess of (less than) unpaid principal balance	70	91
Balance of non-accrual loans or loans more than 90 days past due	—	—
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	—	—

Schedule of carrying value of structured notes, disaggregated by type of embedded derivative instrument
The following table provides information about the carrying value of notes carried at fair value, disaggregated by type of risk:

In billions of dollars	December 31, 2021	December 31, 2020
Interest rate linked	$38.9	$34.5
Foreign exchange linked	—	1.2
Equity linked	36.1	27.3
Commodity linked	3.9	1.4
Credit linked	3.7	2.6
Total	$82.6	$67.0

Schedule of long-term debt carried at fair value, excluding debt issued by consolidated VIEs
The following table provides information about long-term debt carried at fair value:

In millions of dollars	December 31, 2021	December 31, 2020
Carrying amount reported on the Consolidated Balance Sheet	$82,609	$67,063
Aggregate unpaid principal balance in excess of (less than) fair value	(2,459)	(5,130)

Schedule of short-term borrowings carried at fair value
The following table provides information about short-term borrowings carried at fair value:

In millions of dollars	December 31, 2021	December 31, 2020
Carrying amount reported on the Consolidated Balance Sheet	$7,358	$4,683
Aggregate unpaid principal balance in excess of (less than) fair value	(644)	68